Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	DREYFUS SHORT DURATION BOND FUND
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	Apr. 01, 2014
DREYFUS SHORT DURATION BOND FUND | Class Z
Risk/Return:
Trading Symbol	DSIGX
DREYFUS SHORT DURATION BOND FUND | Class D
Risk/Return:
Trading Symbol	DSDDX
DREYFUS SHORT DURATION BOND FUND | Class I
Risk/Return:
Trading Symbol	DSIDX
DREYFUS SHORT DURATION BOND FUND | Class Y
Risk/Return:
Trading Symbol	DSYDX